UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 2.5%
Precision Castparts Corp.	7,300	$1,460,730
Spirit AeroSystems Holdings, Inc., Class A(1)	29,182	1,314,357

		$2,775,087

Banks — 2.2%
Citigroup, Inc.	38,100	$1,788,795
Regions Financial Corp.	78,500	682,950

		$2,471,745

Beverages — 3.7%
Anheuser-Busch InBev NV ADR	12,700	$1,550,289
Brown-Forman Corp., Class B	12,479	1,109,009
Constellation Brands, Inc., Class A(1)	13,728	1,516,257

		$4,175,555

Biotechnology — 7.4%
Biogen Idec, Inc.(1)	6,700	$2,607,372
Celgene Corp.(1)	17,200	2,049,552
Gilead Sciences, Inc.(1)	26,891	2,818,984
Vertex Pharmaceuticals, Inc.(1)	8,021	883,433

		$8,359,341

Building Products — 1.4%
Fortune Brands Home & Security, Inc.	35,900	$1,607,961

		$1,607,961

Capital Markets — 2.5%
Affiliated Managers Group, Inc.(1)	6,300	$1,294,776
Charles Schwab Corp. (The)	58,000	1,506,840

		$2,801,616

Chemicals — 4.0%
Celanese Corp., Series A	16,700	$897,792
Monsanto Co.	21,739	2,564,767
Praxair, Inc.	8,900	1,073,251

		$4,535,810

Communications Equipment — 1.2%
Riverbed Technology, Inc.(1)	67,800	$1,395,324

		$1,395,324

Consumer Finance — 0.7%
Discover Financial Services	14,900	$810,262

		$810,262

Electrical Equipment — 2.1%
AMETEK, Inc.	34,300	$1,642,970
Eaton Corp. PLC	10,621	670,079

		$2,313,049

Electronic Equipment, Instruments & Components — 0.7%
InvenSense, Inc.(1)	51,400	$759,178

		$759,178

Security	Shares	Value
Energy Equipment & Services — 1.7%
FMC Technologies, Inc.(1)	18,869	$707,210
Schlumberger, Ltd.	14,900	1,227,611

		$1,934,821

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	5,796	$828,770
Sprouts Farmers Market, Inc.(1)	25,343	922,739

		$1,751,509

Food Products — 2.2%
Hain Celestial Group, Inc. (The)(1)	25,420	$1,341,413
Mondelez International, Inc., Class A	32,354	1,140,155

		$2,481,568

Health Care Equipment & Supplies — 3.8%
Cooper Cos., Inc. (The)	7,031	$1,108,437
Medtronic PLC	18,033	1,287,556
Stryker Corp.	20,400	1,857,420

		$4,253,413

Health Care Providers & Services — 1.3%
Brookdale Senior Living, Inc.(1)	44,500	$1,501,875

		$1,501,875

Health Care Technology — 1.1%
Cerner Corp.(1)	18,345	$1,217,191

		$1,217,191

Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp.	14,029	$762,757

		$762,757

Household Products — 0.9%
Colgate-Palmolive Co.	14,200	$958,784

		$958,784

Internet & Catalog Retail — 5.8%
Amazon.com, Inc.(1)	8,529	$3,023,786
Netflix, Inc.(1)	3,200	1,413,760
Priceline Group, Inc. (The)(1)	2,043	2,062,368

		$6,499,914

Internet Software & Services — 6.4%
Facebook, Inc., Class A(1)	31,800	$2,413,938
Google, Inc., Class A(1)	4,500	2,418,975
Google, Inc., Class C(1)	4,500	2,405,340

		$7,238,253

IT Services — 3.5%
Fiserv, Inc.(1)	16,600	$1,203,998
Visa, Inc., Class A	10,500	2,676,555

		$3,880,553

Leisure Products — 2.7%
Brunswick Corp.	23,620	$1,282,094
Polaris Industries, Inc.	12,134	1,754,455

		$3,036,549

Machinery — 0.7%
Colfax Corp.(1)	16,200	$734,022

		$734,022

Media — 3.2%
Comcast Corp., Class A	26,402	$1,403,134
Twenty-First Century Fox, Inc., Class B	31,653	1,008,148
Walt Disney Co. (The)	13,353	1,214,589

		$3,625,871

Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.7%
EOG Resources, Inc.	13,394	$1,192,468
Range Resources Corp.	14,943	691,413

		$1,883,881

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	15,343	$1,083,062

		$1,083,062

Pharmaceuticals — 3.4%
Jazz Pharmaceuticals PLC(1)	5,974	$1,011,637
Perrigo Co. PLC	10,400	1,578,096
Roche Holding AG ADR	35,600	1,201,856

		$3,791,589

Road & Rail — 2.0%
J.B. Hunt Transport Services, Inc.	14,100	$1,122,501
Kansas City Southern	10,732	1,181,486

		$2,303,987

Semiconductors & Semiconductor Equipment — 4.8%
Avago Technologies, Ltd.	21,771	$2,239,800
Monolithic Power Systems, Inc.	32,100	1,524,429
NXP Semiconductors NV(1)	20,785	1,649,082

		$5,413,311

Software — 7.4%
Adobe Systems, Inc.(1)	24,954	$1,750,024
Guidewire Software, Inc.(1)	30,200	1,513,020
Oracle Corp.	19,025	796,957
salesforce.com, inc.(1)	33,800	1,908,010
Tableau Software, Inc., Class A(1)	15,698	1,267,771
VMware, Inc., Class A(1)	14,200	1,094,820

		$8,330,602

Specialty Retail — 5.3%
Home Depot, Inc. (The)	13,877	$1,449,037
Signet Jewelers, Ltd.	9,002	1,090,232
TJX Cos., Inc. (The)	20,286	1,337,659
Tractor Supply Co.	25,600	2,077,952

		$5,954,880

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	59,738	$6,998,904
EMC Corp.	59,600	1,545,428

		$8,544,332

Trading Companies & Distributors — 2.7%
United Rentals, Inc.(1)	19,100	$1,582,435
W.W. Grainger, Inc.	6,200	1,462,208

		$3,044,643

Total Common Stocks (identified cost $78,919,005)		$112,232,295

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$209	$208,819

Total Short-Term Investments (identified cost $208,819)		$208,819

Value
Total Investments — 100.1% (identified cost $79,127,824)	$112,441,114

Other Assets, Less Liabilities — (0.1)%	$(57,544)

Net Assets — 100.0%	$112,383,570

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $457.

The Portfolio did not have any open financial instruments at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$79,146,933

Gross unrealized appreciation	$34,720,663
Gross unrealized depreciation	(1,426,482)

Net unrealized appreciation	$33,294,181

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$112,232,295	*	$—	$—	$112,232,295
Short-Term Investments	—		208,819	—	208,819
Total Investments	$112,232,295		$208,819	$—	$112,441,114

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015